Risks Arising from Financial Instruments - Summary of Offsetting Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 322	$ 307
Net amount recognized in the statement of financial position	322	307
Other offsetting agreements	(312)	(293)
Total net amount	10	13
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	(3,421)	(6,340)
Net amount recognized in the statement of financial position	(3,421)	(6,340)
Other offsetting agreements	312	293
Total net amount	$ (3,109)	$ (6,046)